FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Schedule of change in currency exchange rates will cause corresponding change in related asset or liability
	USD	EUR	NIS	CZK	GBP	Other	Total

Financial assets
Cash and cash equivalents	4,420	13,321	1,979	919	15,292	5,248	41,179
Restricted Cash	330	256	14	-	11	27	638
Other Receivables	32	1,934	436	-	124	407	2,933
Restricted deposits - Joint Venture	2,075	178	-	-	-	1,845	4,098
Trade receivables	3,482	20,731	-	4,636	5,029	4,369	38,247
Due from the Michigan Joint Operation and NPI	3,768	-	-	-	-	-	3,768
Income tax receivable	-	393	143	-	-	-	536
Monetary assets	14,107	36,813	2,572	5,555	20,456	11,896	91,399
Financial liabilities
Trade and other payables	(3,312)	(5,306)	(1,077)	(2,552)	(2,722)	(1,073)	(16,042)
Lease liabilities	-	(54)	(7,739)	-	(97)	(83)	(7,973)
Employees' related payables and accruals	-	(2,871)	(3,749)	-	-	(642)	(7,262)
Liability with respect to Caesars' IP option	(3,450)	-	-	-	-	-	(3,450)
Loans from a financial institution, net	-	(209,287)	-	-	-	-	(209,287)
Accrued severance pay, net	-	(518)	(515)	-	-	-	(1,033)
Deferred taxes	-	(17,469)	-	-	-	-	(17,469)
Royalty payable	-	(10,838)	-	-	-	-	(10,838)
Income tax payable	(1,321)	(4,223)	(1,471)	(365)	-	(16)	(7,396)
Gaming tax payables	-	(1,439)	-	-	(8,694)	-	(10,133)
Client liabilities	(20)	(1,190)	-	-	(3,172)	(2,545)	(6,927)
Monetary liabilities	(8,103)	(253,195)	(14,551)	(2,917)	(14,685)	(4,359)	(297,810)
Net	6,004	(216,382)	(11,979)	2,638	5,771	7,537	(206,411)

Schedule of contractual maturity analysis of financial liabilities
	As of December 31, 2022
	In 3 months	Between 3 months and 1 year	More than 1 year	Total
	U.S. dollars (in thousands)
Loans and interest	3,103	9,413	244,162	256,678
Lease liabilities	-	1,150	6,823	7,973
Trade and other payables	16,042	-	-	16,042
Royalty payables	10,838	-	-	10,838
Client liabilities	6,927	-	-	6,927

Total	36,910	10,563	250,985	298,458